OTHER RECEIVABLES	6 Months Ended
Jun. 30, 2022
Other Receivables
OTHER RECEIVABLES

5.	OTHER RECEIVABLES

Other receivables mainly consist of a short-term loan to a third party, Dongguan Anxiang Technology Co., Ltd. and rental and utilities deposits paid for the Guangzhou and Liaoning office which are fully refundable.